Subsequent Events (Details Narrative) - Mar. 17, 2025 $ in Thousands, ¥ in Millions	USD ($)	CNY (¥)
Subsequent Event [Member] | Loan Extension Agreement [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member]
Subsequent Event [Line Items]
Line of credit	$ 7,750	¥ 56